Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended				2 Months Ended				3 Months Ended				4 Months Ended			5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended			9 Months Ended			10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended		21 Months Ended		22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended		26 Months Ended		27 Months Ended	28 Months Ended	29 Months Ended	32 Months Ended		33 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	45 Months Ended	48 Months Ended	49 Months Ended	60 Months Ended	61 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 13, 2025	Aug. 07, 2024	Oct. 04, 2023	Mar. 07, 2023	Aug. 08, 2022	May 03, 2022	Oct. 04, 2021	May 20, 2020	Jun. 30, 2015	Mar. 31, 2025	Aug. 31, 2024	Mar. 31, 2023	Jun. 30, 2020	Apr. 30, 2025	Sep. 30, 2024	Sep. 30, 2022	Jun. 30, 2022	May 31, 2025	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2022	Jan. 31, 2025	Mar. 31, 2024	Feb. 28, 2025	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2023	Dec. 31, 2022	Apr. 30, 2025	Jun. 30, 2024	Jun. 30, 2022	May 31, 2025	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2016	Mar. 31, 2024	Jun. 30, 2021	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2017	Mar. 31, 2025	Jun. 30, 2022	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2018	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2019	Jun. 30, 2024	Jun. 30, 2020	Jun. 30, 2025	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000218810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan Equity Premium Income ETF - Net Asset Value
Accumulated Value								$ 10,000					$ 10,154																																$ 13,219																	$ 13,154											$ 14,640					$ 16,184		$ 17,587
C000229631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan Active Value ETF - Net Asset Value
Accumulated Value							$ 10,000														$ 10,622															$ 9,763													$ 10,538								$ 11,012								$ 11,627					$ 12,476					$ 13,430	$ 14,006
C000231438 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan Small & Mid Cap Enhanced Equity ETF - Net Asset Value
Accumulated Value									$ 10,000																																		$ 10,047																	$ 12,022												$ 13,743					$ 13,257		$ 11,978		$ 19,041	$ 16,414	$ 19,141	$ 21,889	$ 23,125
C000235594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan Nasdaq Equity Premium Income ETF - Net Asset Value
Accumulated Value						$ 10,000											$ 9,167																$ 8,896														$ 11,070								$ 12,123									$ 13,992					$ 15,132					$ 15,364
C000237212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan Active Growth ETF - Net Asset Value
Accumulated Value					$ 10,000											$ 8,667										$ 8,909						$ 9,860								$ 11,173						$ 10,800					$ 12,265			$ 14,115					$ 15,107				$ 15,434				$ 16,292	$ 14,826			$ 17,315
C000240858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan Active Small Cap Value ETF - Net Asset Value
Accumulated Value				$ 10,000								$ 9,636												$ 9,852						$ 9,698								$ 10,992						$ 11,364						$ 11,087			$ 12,076					$ 11,961			$ 11,327					$ 11,523
C000241195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan Equity Focus ETF - Net Asset Value
Accumulated Value									10,000																																		9,863																	12,272												14,150					15,525		16,517		24,415	22,250	26,443	34,226	38,779
C000243013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan U.S. Tech Leaders ETF - Net Asset Value
Accumulated Value			$ 10,000																	$ 11,762								$ 13,226							$ 13,842							$ 13,742						$ 15,124				$ 13,430				$ 16,890
C000251449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan Fundamental Data Science Large Core ETF - Net Asset Value
Accumulated Value		$ 10,000									$ 10,852				$ 11,087				$ 11,029				$ 11,644		$ 11,275		$ 11,530		$ 11,412		$ 10,777			$ 10,646			$ 11,330		$ 11,959
C000251450 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan Fundamental Data Science Mid Core ETF - Net Asset Value
Accumulated Value		10,000									10,872				11,089				11,105				12,041		11,209		11,609		11,273		10,614			10,465			10,993		11,334
C000251451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan Fundamental Data Science Small Core ETF - Net Asset Value
Accumulated Value		10,000									11,020				10,985				10,848				11,953		10,984		11,438		10,894		10,044			9,795			10,285		10,840
C000257449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									JPMorgan U.S. Research Enhanced Large Cap ETF - Net Asset Value
Accumulated Value	$ 10,000									$ 10,142				$ 10,052				$ 10,684				$ 11,253
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	$ 10,000	10,000	10,000			10,000		10,000	10,000		10,873				11,101				10,998				11,639		11,357		11,671	12,417	11,514		10,861		9,306	10,785			11,459						10,399												11,752					12,260												14,023					15,483		16,645		23,436	20,948	25,053	31,204	35,936
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									ICE BofA 3-Month US Treasury Bill Index
Accumulated Value						10,000		$ 10,000					$ 10,001																				10,141												$ 10,011										10,652							$ 10,028							11,212				$ 10,391					$ 10,954		$ 11,466
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value		10,000		10,000							10,883	10,236							11,021				11,749	11,094			11,743		11,514	10,733				10,763			11,441	12,029						13,234						13,660			14,510					14,893			14,189					15,749
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000 Index
Accumulated Value		10,000									10,907				10,978				10,818				12,001		11,005		11,292		10,685		9,953			9,721			10,236		10,787
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Index
Accumulated Value					10,000		10,000									8,671					11,003					9,299						9,993				8,699				10,850						10,509					11,766			12,977					13,441				14,258				14,650	13,992			15,546
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Nasdaq-100 Index
Accumulated Value						$ 10,000											$ 8,805																$ 8,412														$ 11,722								$ 13,049									$ 15,329					$ 16,427					$ 17,797
Russell 1000 Equal Weight Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Equal Weight Technology Index
Accumulated Value			$ 10,000																	$ 11,753								$ 12,445							$ 12,280							$ 12,535						$ 13,575				$ 12,068				$ 14,134
S And P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P Composite 1500 Index
Accumulated Value									10,000																																		10,364																	12,239												14,013					15,318		16,250		23,094	20,550	24,504	30,267	34,648
S And P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 1000 Index
Accumulated Value									$ 10,000																																		$ 10,093																	$ 12,084												$ 13,971					$ 13,887		$ 12,770		$ 20,090	$ 17,014	$ 19,599	$ 21,966	$ 23,415
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell Midcap Index
Accumulated Value		$ 10,000									$ 10,797				$ 11,032				$ 10,970				$ 11,933		$ 11,088		$ 11,557		$ 11,224		$ 10,697			$ 10,585			$ 11,185		$ 11,596
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Value Index
Accumulated Value							$ 10,000														$ 10,694															$ 9,319													$ 9,888								$ 10,395								$ 11,022					$ 11,752					$ 12,605	$ 13,362
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000 Value Index
Accumulated Value				$ 10,000								$ 9,436												$ 9,737						$ 9,449								$ 10,890						$ 11,206						$ 10,798			$ 11,894					$ 11,767			$ 10,856					$ 11,395
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Growth Index
Accumulated Value					$ 10,000											$ 8,500										$ 8,687						$ 9,934								$ 11,207						$ 10,856					$ 12,394			$ 13,808					$ 14,959				$ 15,436				$ 16,528	$ 14,880			$ 17,535